Member’s Deficit (Details Narrative) - USD ($)						1 Months Ended	12 Months Ended
	Nov. 15, 2021	May 07, 2021	Apr. 23, 2021	Sep. 30, 2020	Jan. 02, 2020	Sep. 30, 2020	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Membership Interest		$ 367,734
Carrying value remaining balance	$ 353,024		$ 367,734
Member's equity contribution				$ 1,535,000		$ 1,535,000	$ 1,535,000
Contribution to member's equity				1,150,000
Non-cash settlement of related party debt				$ 385,000
Assumed debt						$ 385,000
Series of Individually Immaterial Business Acquisitions [Member]
Restructuring Cost and Reserve [Line Items]
Assets acquisition	$ 3,917,436		$ 3,420,000		$ 3,420,000